CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
SCHEDULE OF CONTRACT LIABILITIES

Changes in contract liabilities were as follows:

	December 31,	December 31,
	2025	2024
Balance, beginning of period	$256,907	$390,380
Deferral of revenue	275,535	267,895
Recognition of revenue	(271,620)	(365,000)
Effects of currency translation	2,485	(36,368)
Balance, end of period	$263,307	$256,907